DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of derivative finaincial instruments
	Year Ended December 31,
	2025	2024

Balance, beginning of period	$-	$-
Inception of derivative financial instruments	484,330	-
Change in fair value of derivative financial instruments	150,094	-
Conversion or extinguishment of derivative financial instruments	-	-

Balance, end of period	$634,424	$-

Schedule of assumptions used for fair market value of the derivative financial instruments
	Year Ended December 31,
	2025	2024

Pricing model utilized	Black Scholes	N/A
Risk free rate range	3.47% to 3.98%	N/A
Expected life range (in years)	0.50 to 1.00	N/A
Volatility range	122.57% to 181.94%	N/A
Dividend yield	0.00%	N/A